SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current
Deferred
Income tax payable
Net operating loss carryforwards					3,076,580	1,748,594
Stock Based Compensation					947,164	452,574
Depreciation					6,692	4,606
Amortization of intangible assets					3,854
Total deferred tax assets					4,034,291	2,205,774
Less: valuation allowance					(4,034,291)	(2,205,774)
Deferred tax assets, net